SCHEDULE OF WARRANT DERIVATIVE LIABILITY (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($)
IfrsStatementLineItems [Line Items]
Contingent consideration at December 31, 2021		$ 694,230
Warrants [Member]
IfrsStatementLineItems [Line Items]
Beginning of the period	$ 748,634
Warrants issuance	8,261,511		281,732
Change in fair value of warrants outstanding	(4,046,325)		466,902
Shares issued for exercise of broker warrants of derivatives	(98,048)
End of the period	4,865,772		$ 748,634
Warrants	4,865,772
Contingent consideration	694,230
Contingent consideration at December 31, 2021	$ 5,560,002